Leases - Schedule of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2026	$ 4,754
2027	4,143
2028	3,267
2029	3,016
2030	3,016
Thereafter	3,897
Total operating lease payments	22,093
Less - imputed interest	(3,480)
Present value of future lease payments	$ 18,613